OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Pembina determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems, crude oil storage and terminalling business and related infrastructure serving various markets and basins across North America.
The Facilities segment includes processing and fractionation facilities and related infrastructure that provide Pembina's customers with natural gas and NGL services that are highly integrated with Pembina's other businesses and a bulk marine terminal in the Port of Vancouver, Canada.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing Pembina's rail fleet and rail logistics capabilities. Marketing activities also include identifying commercial opportunities to further develop other Pembina assets. Pembina's Marketing business also includes results from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, net of depreciation and amortization, as included in the internal management reports that are reviewed by Pembina's Chief Executive Officer, Chief Financial Officer and other Senior Vice Presidents. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Inter-segment transactions are recorded at market value and eliminated under corporate and inter-segment eliminations.

For the year ended December 31, 2020	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,105	892	3,205	—	6,202
Inter-segment revenue	146	339	—	(485)	—
Total revenue(3)	2,251	1,231	3,205	(485)	6,202
Operating expenses(4)	498	392	—	(178)	712
Cost of goods sold, including product purchases	—	11	3,064	(317)	2,758
Depreciation and amortization included in operations	402	199	50	11	662
Cost of sales	900	602	3,114	(484)	4,132
Realized gain on commodity-related derivative financial instruments	—	—	(54)	—	(54)
Unrealized (gain) loss on commodity-related derivative financial instruments	—	(4)	88	—	84
Share of profit from equity accounted investees - operations	227	55	—	—	282
Adjusted gross profit	1,578	688	57	(1)	2,322
Impairment in share of profit from equity accounted investees	—	—	(314)	—	(314)
Gross profit (loss)	1,578	688	(257)	(1)	2,008
Depreciation included in general and administrative	—	—	—	38	38
Other general and administrative(4)	24	10	28	146	208
Other (income) expense	(1)	2	4	(23)	(18)
Impairment expense	1,396	10	370	—	1,776
Reportable segment results from operating activities	159	666	(659)	(162)	4
Net finance costs (income)	31	24	(13)	378	420
Reportable segment earnings (loss) before tax	128	642	(646)	(540)	(416)
Capital expenditures	587	370	38	34	1,029
Contributions to equity accounted investees	—	69	155	—	224

For the year ended December 31, 2019 (Restated Note 3)	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	1,650	776	4,804	—	7,230
Inter-segment revenue	137	345	—	(482)	—
Total revenue(3)	1,787	1,121	4,804	(482)	7,230
Operating expenses(4)	436	344	—	(178)	602
Cost of goods sold, including product purchases	—	4	4,417	(311)	4,110
Depreciation and amortization included in operations	243	166	51	11	471
Cost of sales	679	514	4,468	(478)	5,183
Realized gain on commodity-related derivative financial instruments	—	—	(33)	—	(33)
Share of profit from equity accounted investees	274	51	50	—	375
Unrealized loss on commodity-related derivative financial instruments	—	—	13	—	13
Gross profit (loss)	1,382	658	406	(4)	2,442
Depreciation included in general and administrative	—	—	—	36	36
Other general and administrative(4)	30	14	35	181	260
Other expense	3	—	3	9	15
Impairment expense	300	—	—	—	300
Reportable segment results from operating activities	1,049	644	368	(230)	1,831
Net finance costs (income)	6	21	(8)	270	289
Reportable segment earnings (loss) before tax	1,043	623	376	(500)	1,542
Capital expenditures	892	569	157	27	1,645
Contributions to equity accounted investees	13	73	177	—	263
(1)    Pipelines transportation revenue includes $228 million (2019: $33 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $143 million (2019: $182 million) associated with U.S. midstream sales.
(3)    During 2020, no one customer accounted for 10 percent or more of total revenues reported throughout all segments. During 2019, one customer accounted for 10 percent or more of total revenues with $718 million reported throughout all segments.
(4)    Pembina incurred $370 million (2019: $339 million) of employee costs, of which $244 million (2019: $182 million) was recorded in operating expenses and $126 million (2019: $157 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
Geographical Information
Non-Current Assets

For the years ended December 31		2019
($ millions)	2020	(Restated Note 4)
Canada	26,504	26,222
United States	3,601	5,543
Total non-current assets(1)	30,105	31,765
(1)    Excludes deferred income tax assets.